DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity and capital resources (Details) - USD ($)		2 Months Ended	6 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating bank account			$ 58,000
working capital		$ 528,000	306,000
Contribution from sponsor	$ 141,000	$ 25,000	25,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			1,500,000,000
Declaration Partners LP and Senator Investor Group
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			55,000,000
Dividends, Common Stock			10
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination Tangible Assets Net			$ 5,000,001
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock to investors for acquisition			16,500,000
Purchase price			$ 10.00
Aggregate gross proceeds from sale of stock			$ 165,000,000
Sponsor Warrant Forfeiture Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of private placement warrants cancelled			3,350,000
Second Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of note			$ 200,000
First Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of note	$ 141,000
Sponsor | Second Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, remains available			300,000
Sponsor | Second Promissory Note [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			500,000
Founder Shares | Sponsor | Second Promissory Note [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			$ 200,000